VANECK STEEL ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Australia : 10.6%
Rio Tinto Plc (ADR) 132,662 $ 7,970,333
Underline
Brazil : 17.6%
Cia Siderurgica Nacional SA
(ADR) † 2,022,323 3,377,279
Gerdau SA (ADR) 1,161,334 3,298,189
Vale SA (ADR) 653,323 6,520,163
13,195,631
Canada : 0.6%
Algoma Steel Group, Inc.
(USD) † 77,909 422,267
Underline
Luxembourg : 4.7%
ArcelorMittal SA (USD) 122,749 3,541,309
Underline
Netherlands : 9.6%
Tenaris SA (ADR) 99,766 3,901,848
Ternium SA (ADR) † 106,470 3,317,605
7,219,453
South Korea : 4.7%
POSCO Holdings, Inc. (ADR) † 74,459 3,539,036
Underline
United States : 52.1%
ATI, Inc. * 69,446 3,613,275
Carpenter Technology
Corp. † 19,383 3,511,812
Cleveland-Cliffs, Inc. * † 363,517 2,988,110
Commercial Metals Co. 75,919 3,493,033
Gibraltar Industries, Inc. * 53,813 3,156,671
Number
of Shares Value
United States (continued)
Metallus, Inc. * † 31,286 $ 417,981
Nucor Corp. 33,182 3,993,122
Olympic Steel, Inc. 16,548 521,593
Radius Recycling, Inc. 20,771 599,867
Reliance, Inc. 13,926 4,021,133
Ryerson Holding Corp. † 23,665 543,348
Steel Dynamics, Inc. 30,764 3,847,961
SunCoke Energy, Inc. 62,673 576,592
United States Steel Corp. † 84,385 3,566,110
Warrior Met Coal, Inc. † 71,045 3,390,267
Worthington Steel, Inc. 37,710 955,194
39,196,069
Total Common Stocks
(Cost: $92,124,895) 75,084,098
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.7%
Money Market Fund: 2.7%
(Cost: $2,063,607)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 2,063,607 2,063,607
Total Investments: 102.6%
(Cost: $94,188,502) 77,147,705
Liabilities in excess of other assets: (2.6)% (1,944,943)
NET ASSETS: 100.0% $ 75,202,762
Definitions:
ADR American Depositary Receipt
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $16,671,505.
* Non-income producing